Financial Instruments - Summary of Credit Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Trade receivables	$ 2,639	$ 2,443
Unbilled revenues	$ 1,111	$ 941